Details of Significant Accounts - Summary of Long-term Borrowings (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2018 USD ($)	Sep. 04, 2015 TWD ($)	Sep. 04, 2015 USD ($)	Sep. 01, 2015 TWD ($)	Sep. 01, 2015 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings	$ 434,757	$ 70,050	$ 14,203
Less: Current portion (Shown as “Other current liabilities”)	(66,747)	(3,873)	(2,180)
Long-term borrowings	$ 368,010	$ 66,177	$ 12,023
Note 1 | Taiwan Cooperative Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings, Interest rate	1.85%	1.85%	1.85%
Secured borrowings	$ 37,277	$ 37,750	$ 1,218			$ 37,750	$ 1,233
Secured borrowings, Collateral	Note 5	Note 5
Note 2 | Taiwan Cooperative Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings, Interest rate	1.85%	1.85%	1.85%
Secured borrowings	$ 28,900	$ 32,300	$ 944	$ 34,000	$ 1,111
Secured borrowings, Collateral	Note 5	Note 5
Note 3 and 4 | Cathay Bank
Disclosure Of Detailed Information About Borrowings [Line Items]
Secured borrowings, Interest rate	5.25%		5.25%
Secured borrowings	$ 368,580		$ 12,041
Secured borrowings, Collateral	Note 5